LOSS PER SHARE - Computation of basic and diluted loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
LOSS PER SHARE
Net loss attributable to Class A and Class B ordinary shareholders	¥ (669,810)	$ (105,108)	¥ (456,533)	¥ (499,606)
Weighted average number of Class A and Class B ordinary shares-basic	165,866,901	165,866,901	164,786,631	163,671,577
Weighted average number of Class A and Class B ordinary shares-diluted	165,866,901	165,866,901	164,786,631	163,671,577
Net loss per Class A and Class B share-basic | (per share)	¥ (4.04)	$ (0.63)	¥ (2.77)	¥ (3.05)
Net loss per Class A and Class B share-diluted | (per share)	¥ (4.04)	$ (0.63)	¥ (2.77)	¥ (3.05)